Benefit Plans and Capital Transactions - Schedule of Share-based Compensation Expense for RSUs under the 2021 Plan (Details) - Employee Stock Purchase Plan [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense for the Purchase Plan		$ 72		$ 379		$ 625
Continuing Operations
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense for the Purchase Plan	$ 0	56	$ 0	304		489
Discontinued Operations
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense for the Purchase Plan		$ 16		$ 75		$ 136